ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Oct. 31, 2014
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

5.         ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued liabilities consist of the following as of:

	October 31,
	2014	2013
Accounts payable	$540,179	$527,208
Payroll and related expenses	372,753	345,484
Accrued litigation expense, consulting and other professional fees	320,493	248,730
Accrued other	16,001	155,048
Total	$1,249,426	$1,276,470